                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number         811-01048
                                  ----------------------------------------------

                       MAIRS AND POWER BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip Code)

         WILLIAM B. FRELS, PRESIDENT, 332 MINNESOTA STREET, SUITE W1520,
                               ST. PAUL, MN 55101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     651-222-8478
                                                    ----------------------------
Date of fiscal year end:      12/31/2003
                        -----------------------------------

Date of reporting period:     06/30/2003
                          ---------------------------------

Item 1.        Report to Stockholders

                                 MAIRS AND POWER
                               BALANCED FUND, INC.


2ND QUARTER REPORT
June 30, 2003 (unaudited)


W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
651-222-8478

                                                                 August 19, 2003

TO OUR SHAREHOLDERS:


SECOND QUARTER RESULTS

The Balanced Fund showed a strong rebound in the second quarter in response to the sharp stock market recovery that took place during the period. Based on a June 30, 2003 net asset value of $49.31 per share, the Fund achieved an 11.8% total investment return after adjustment for the reinvestment of dividends during the period. This was the best single quarter showing since the second quarter of 1997 when a 13.3% return was recorded. By comparison, the Fund lagged greater respective returns of 15.4% and 13.1% for the Standard & Poor's 500 and Dow Jones Industrial Average. However, the Fund did significantly better than the Lehman Bros. Gov't/Credit Bond Index which was up only 3.5%. The Fund also out-paced its benchmark composite index (60% S & P 500 and 40% Lehman Bros. Gov't/Credit) which came in with a 10.6% return. A Lipper balanced fund peer group made up of 543 funds produced a similar average return of 10.6%.

For the first half, the Fund produced a very competitive return of 10.9% compared to respective returns of 11.8% and 9.0% for the S & P 500 and Dow Jones Industrial Average and 5.2% for the Lehman Bros. Gov't/Credit Bond Index. The Fund also bettered its benchmark composite return of 9.2% and the Lipper balanced fund peer group average return of 8.7%.

Despite the uncertainties of the Iraq War, threats of terrorism and generally sluggish international economic trends, the U. S. recently reported a stronger than expected 2.4% (preliminary estimate) gain in real Gross Domestic Product in the second quarter. Even though much of the strength was attributable to a rise in government spending, consumer spending picked up 3.3% and business spending rose 6.9%, the best showing since the second quarter of 2000. Although preliminary reports suggest a dramatic year-over-year improvement in after-tax corporate profits, operating profits before non-recurring items are believed to have shown a lower but still a very respectable gain at close to "double digit" levels.

In order to stimulate growth and reduce the threat of deflation, the Federal Reserve reduced its key federal funds borrowing rate by 0.25% in late June to 1%, the lowest level since 1958. With inflation not expected to be an issue of any consequence in the foreseeable future and the current state of the economic recovery thought to be quite fragile, the Fed also suggested that it would not likely take any action to increase rates for some time to come. However, longer term rates, as measured by the 10-year U. S. Treasury, have moved up rather dramatically in recent weeks since hitting a record low of 3.1% in early June.

Once again the stock market has proven to be a relatively accurate leading indicator of future economic growth and corporate profitability. The market has shown an almost unbroken recovery since bottoming out in mid-March before the actual fighting started in Iraq and when the future course of the economy was still very much in doubt. Consistent with past trends, some of the more cyclically sensitive sectors of the market (basic industries, capital goods, consumer cyclicals, and technology) have been among the market leaders. Conversely, some of the more defensive sectors (consumer staples, energy and health care) have been among the poorer performing groups. Among individual holdings in the Fund, eFunds (+67.9%), Delta Air Lines (+64.9%), J.P. Morgan Chase (+44.2%) and Baxter International (+39.5%) did the best while H. B. Fuller (-4.8%), 3M Company (-0.8%) and Exxon Mobil (+2.7%) performed the worst.

FUTURE OUTLOOK

The combination of both fiscal and monetary stimulus during recent months now seems to be having the desired effect on the economy. While employment trends remain sluggish, tax cuts and mortgage refinancings have given the consumer the ability to spend more. Business spending seems poised to show further recovery with the prospect of rising final demand and continuing pressure to increase productivity. Consequently, real Gross Domestic Product growth is projected to accelerate to the 3-4% range in the second half of 2003. If this forecast turns out to be accurate, corporate profits should show a similar acceleration on an operating basis.

The recent increase in longer term interest rates has caused some anxiety about its potential effect on future economic growth. We believe the current level (approximately 4.5% on the 10-year U. S. Treasury) is still relatively low and will not seriously impact future spending decisions. The low point in early June, 2003 was thought to have been more of an aberration resulting from the undue publicity involving the risks of deflation voiced by some of the Nation's top policy makers. Recent statistics suggest inflation is still present but will not be strong enough to lift longer term interest rates much above current levels over the near term.

While the recent move in the stock market has certainly discounted much the forecasted second half earnings improvement, history suggests further progress if the second half momentum develops as expected and can be sustained into 2004. Moreover, current market valuation levels (19x estimated S &P 500 2003 operating earnings) still seem reasonable when compared to the current level of interest rates, especially at the short end of the curve where rates are 1% or less. Finally, corporations are expected to respond to recent tax legislation by increasing dividend payout ratios thereby offering investors a higher current return on equity investments.

                                                                William B. Frels
                                                                       President

PERFORMANCE INFORMATION

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FUND,
S & P 500 INDEX, COMPOSITE INDEX AND THE CONSUMER PRICE INDEX
FROM 12-31-93 TO 06-30-03

[CHART]

BALANCED FUND

            12/31/1993 12/31/1994 12/31/1995 12/31/1996 12/31/1997 12/31/1998 12/31/1999 12/31/2000 12/31/2001 12/31/2002  6/30/2003
Fund          $ 10,000   $  9,792   $ 12,733   $ 15,016   $ 19,224   $ 21,947   $ 22,957   $ 26,756   $ 26,417   $ 24,722   $ 27,412

S & P         $ 10,000   $ 10,130   $ 13,933   $ 17,135   $ 22,858   $ 29,418   $ 35,607   $ 32,360   $ 28,509   $ 22,208   $ 24,829

Composite *   $ 10,000   $  9,938   $ 12,941   $ 14,829   $ 18,380   $ 22,241   $ 24,857   $ 24,675   $ 23,752   $ 21,653   $ 23,634

CPI           $ 10,000   $ 10,270   $ 10,527   $ 10,874   $ 11,059   $ 11,236   $ 11,539   $ 11,932   $ 12,123   $ 12,413   $ 12,687

* Composite Index - 60% S & P 500 and 40% Lehman Bros. Gov't/Credit


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING JUNE 30, 2003)

                                        1 YEAR           5 YEARS         10 YEARS
---------------------------------------------------------------------------------
  Mairs and Power Balanced Fund         +7.1%             +5.5%           +10.9%

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS
(SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX
                                   MONTHS
                                    ENDED                                   YEAR ENDED 12/31
                                  06/30/03          2002           2001           2000            1999           1998
                                 -----------     ----------     ----------     ----------      ----------     ----------
                                 (UNAUDITED)
PER SHARE
Net asset value,
  beginning of year              $     45.09     $    49.71     $    51.86     $    50.13      $    50.05     $    45.52

Investment operations:
  Net investment income                 0.69           1.46           1.45           1.37 (a)        1.38           1.29 (*)
  Net realized and
    unrealized gains
    (losses) on investments             4.18          (4.63)         (2.15)          6.86 (a)        0.90           5.08
                                 -----------     ----------     ----------     ----------      ----------     ----------
TOTAL FROM INVESTMENT
  OPERATIONS                            4.87          (3.17)         (0.70)          8.23            2.28           6.37

Less distributions:
  Dividends (from net
    investment income)                 (0.65)         (1.45)         (1.45)         (1.58)          (1.39)         (1.24)

  Distributions (from
    capital gains)                         -              -              -          (4.92)          (0.81)         (0.60)
                                 -----------     ----------     ----------     ----------      ----------     ----------
TOTAL DISTRIBUTIONS                    (0.65)         (1.45)         (1.45)         (6.50)          (2.20)         (1.84)
                                 -----------     ----------     ----------     ----------      ----------     ----------
NET ASSET VALUE,
  END OF PERIOD                  $     49.31     $    45.09     $    49.71     $    51.86      $    50.13     $    50.05
                                 ===========     ==========     ==========     ==========      ==========     ==========
TOTAL INVESTMENT
  RETURN                                10.9%          (6.4)%         (1.3)%         16.6%            4.6%          14.2%
                                 ===========     ==========     ==========     ==========      ==========     ==========
NET ASSETS, END OF
  PERIOD (000'S OMITTED)         $    54,762     $   43,261     $   43,037     $   41,370      $   40,611     $   38,356

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to
    average net assets                  0.48%          0.99%          0.95%          0.93%           0.88%          0.91%
  Ratio of net investment
    income to average net
    assets                              1.53%          3.11%          2.89%          2.81% (a)       2.70%          2.69%
  Portfolio turnover rate               3.77%         10.92%         16.49%         12.47%          13.40%         11.88%

(*) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(a) Effective January 1, 2000, the Fund began amortizing premiums and accreting discounts on debt securities. The effect of this change for the year ended December 31, 2000 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02, and increase the ratio of net investment income to average net assets from 2.77% to 2.81%. Per share ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

STATEMENT OF NET ASSETS
JUNE 30, 2003 (UNAUDITED)

   FACE                                                                                    MARKET VALUE
  AMOUNT                                 SECURITY DESCRIPTION                               (NOTE 2a.)
----------   ---------------------------------------------------------------------------   ------------
             FIXED INCOME SECURITIES  31.8%

             U.S.TREASURY AND FEDERAL AGENCY OBLIGATIONS  2.5%
$  250,000   Federal Home Loan Bank                                7.445%       08/15/07   $    251,822
   250,000   Federal Home Loan Bank                                7.235%       10/19/10        278,111
   300,000   Federal National Mortgage Association                  7.00%       08/27/12        318,150
   250,000   Federal National Mortgage Association                  6.37%       02/25/14        257,982
   250,000   Federal National Mortgage Association                  7.00%       07/15/16        250,535
                                                                                           ------------
                                                                                              1,356,600
                                                                                           ------------

             OTHER NON-CONVERTIBLE BONDS  27.9%
   200,000   Northern States Power                                  5.75%       10/01/03        202,260
   250,000   Ford Motor Credit Company                              6.70%       07/16/04        259,660
   250,000   Fort James Corp.                                      6.625%       09/15/04        255,625
   250,000   Household Finance Corp.                                8.00%       05/09/05        278,668
   250,000   Public Services of Colorado                           6.375%       11/01/05        273,750
   250,000   Motorola, Inc.                                         6.75%       02/01/06        273,750
   265,000   J.C. Penney & Co.                                      6.00%       05/01/06        263,675
   250,000   Lucent Technologies                                    7.25%       07/15/06        238,125
   250,000   Halliburton                                            6.00%       08/01/06        266,874
   250,000   Monongahela Power Company, Inc.                        5.00%       10/01/06        249,687
   250,000   Stilwell Financial Inc.                                7.00%       11/01/06        275,695
   250,000   AT&T Corp.                                             7.00%       11/15/06        278,304
   250,000   Steelcase Inc.                                        6.375%       11/15/06        264,574
   250,000   Goodyear Tire & Rubber Co.                            6.625%       12/01/06        208,750
   250,000   Ford Motor Credit Company                              6.50%       01/25/07        263,239
   250,000   Sherwin-Williams Co.                                   6.85%       02/01/07        279,614
   250,000   Corning Inc.                                           7.00%       03/15/07        251,562
   250,000   Goodyear Tire & Rubber Co.                             8.50%       03/15/07        212,500
   250,000   Bankers Trust NY Corp.                                 6.70%       10/01/07        281,070
   350,000   Corning Inc.                                           6.30%       03/01/09        362,687
   500,000   SUPERVALU, Inc.                                       7.875%       08/01/09        583,667
   191,222   Delta Air Lines Inc.                                  7.379%       05/18/10        196,561
   250,000   Xcel Energy Inc.                                       7.00%       12/01/10        286,336
   250,000   Daimler Chrysler                                       7.75%       01/18/11        291,181
   500,000   Sears Roebuck Acceptance Corp.                         7.00%       02/01/11        580,547

   FACE                                                                                    MARKET VALUE
  AMOUNT                                 SECURITY DESCRIPTION                               (NOTE 2a.)
----------   ---------------------------------------------------------------------------   ------------
             FIXED INCOME SECURITIES (CONTINUED)

             OTHER NON-CONVERTIBLE BONDS (CONTINUED)
$  250,000   Hertz Corporation                                      7.40%       03/01/11   $    256,420
   250,000   NRG Energy*                                            7.75%       04/01/11        107,500
   200,000   Northwest Airlines                                    6.841%       04/01/11        198,393
   250,000   General Foods Corporation                              7.00%       06/15/11        253,073
   250,000   Goodyear Tire & Rubber Co.                            7.857%       08/15/11        183,750
   200,000   Ford Motor Company Debentures                          9.50%       09/15/11        230,422
   250,000   Household Finance Corp.                               6.375%       10/15/11        284,731
   250,000   Kerr McGee Corp.                                       7.00%       11/01/11        251,894
   200,000   Ford Motor Credit Corp.                                7.00%       11/26/11        199,678
   250,000   General Motors Acceptance Corporation                  7.00%       02/01/12        251,929
   250,000   Bombardier Inc.                                        6.75%       05/01/12        257,500
   250,000   Teco Energy                                            7.00%       05/01/12        245,000
   250,000   Verizon Communications                                6.875%       06/15/12        295,767
   250,000   Goldman Sachs & Company                                8.00%       03/01/13        317,022
   250,000   Allstate Corp.                                         7.50%       06/15/13        310,339
   250,000   Willamette Industries                                 7.125%       07/22/13        289,682
   250,950   General American Transportation                        7.50%       02/28/15        280,899
   250,000   Security Benefit Life Insurance Company                8.75%       05/15/16        304,667
   250,000   General Motors Acceptance Corporation                  7.25%       09/15/17        246,093
   250,000   Servicemaster Company                                  7.10%       03/01/18        270,053
   250,000   Lincoln National Corp.                                 7.00%       03/15/18        307,703
   250,000   Daimler Chrysler                                       5.65%       06/15/18        243,246
   500,000   Provident Companies                                    7.00%       07/15/18        501,384
   250,000   South Jersey Gas Co.                                  7.125%       10/22/18        304,710
   350,000   PPG Industries                                         7.40%       08/15/19        396,428
   250,000   Household Finance Corp.                                5.25%       06/15/23        250,524
   250,000   Nationwide Mutual Insurance Company                    7.50%       02/15/24        261,427
   250,000   Liberty Mutual Insurance Company                       8.50%       05/15/25        228,435
   500,000   The Toro Company                                       7.80%       06/15/27        551,400
                                                                                           ------------
                                                                                             15,258,430

             CONVERTIBLE BONDS  0.5%
   300,000   Noram Energy                                           6.00%       03/15/12        287,250
                                                                                           ------------

  NUMBER                                                                                   MARKET VALUE
OF SHARES                                SECURITY DESCRIPTION                               (NOTE 2a.)
----------   ---------------------------------------------------------------------------   ------------
             FIXED INCOME SECURITIES (CONTINUED)

             NON-CONVERTIBLE PREFERRED STOCK 0.9%
     2,500   J. P. Morgan Chase & Co., Series A, Adj Rate      $ 5.00                      $    243,750
    10,000   St. Paul Capital Trust I                          $ 1.90                           264,750
                                                                                           ------------
                                                                                                508,500

             TOTAL FIXED INCOME SECURITIES  31.8%                                            17,410,780
             (cost $16,027,521)

             COMMON STOCK  62.2%

             BASIC INDUSTRIES  3.9%
    25,000   Bemis Company, Inc.                                                              1,170,000
    40,000   H. B. Fuller                                                                       880,800
     2,000   Weyerhaeuser Company                                                               108,000
                                                                                           ------------
                                                                                              2,158,800
             CAPITAL GOODS  7.1%
     7,000   Briggs & Stratton Corporation                                                      353,500
    52,500   Graco Inc.                                                                       1,680,000
    10,000   Ingersoll-Rand Company                                                             473,200
    40,000   MTS Systems Corporation                                                            589,600
    20,000   Pentair, Inc.                                                                      781,200
                                                                                           ------------
                                                                                              3,877,500
             CONSUMER CYCLICAL  0.9%
    12,000   Genuine Parts Company                                                              384,120
    12,000   Sturm, Ruger & Co., Inc.                                                           120,000
                                                                                           ------------
                                                                                                504,120
             CONSUMER STAPLE  7.4%
    15,000   General Mills, Inc.                                                                711,150
     6,000   Hershey Foods Corporation                                                          417,960
    50,000   Hormel Foods Corporation                                                         1,185,000
    17,000   Kimberly Clark                                                                     886,380
    30,000   Newell Rubbermaid                                                                  840,000
                                                                                           ------------
                                                                                              4,040,490
             DIVERSIFIED  2.7%
    20,000   General Electric Company                                                           573,600
     7,000   3M Company                                                                         902,860
                                                                                           ------------
                                                                                              1,476,460

  NUMBER                                                                                   MARKET VALUE
OF SHARES                                SECURITY DESCRIPTION                               (NOTE 2a.)
----------   ---------------------------------------------------------------------------   ------------
             COMMON STOCK (CONTINUED)

             ENERGY  7.1%
    20,000   BP PLC                                                                        $    840,400
    13,000   Burlington Resources Inc.                                                          702,910
    21,200   Exxon Mobil Corporation                                                            761,292
    12,000   Murphy Oil Corporation                                                             631,200
    20,000   Schlumberger, Limited                                                              951,400
                                                                                           ------------
                                                                                              3,887,202
             FINANCIAL  15.0%
    15,000   American Express Company                                                           627,150
    10,000   Bank of America Corporation                                                        790,300
    20,000   Community First Bankshares, Inc.                                                   546,000
     7,593   Jefferson-Pilot Corp.                                                              314,806
    22,000   Merrill Lynch & Co., Inc.                                                        1,026,960
    30,000   J. P. Morgan Chase & Co., Inc.                                                   1,025,400
    25,000   St. Paul Companies                                                                 912,750
    50,000   U.S. Bancorp                                                                     1,225,000
    35,000   Wells Fargo & Company                                                            1,764,000
                                                                                           ------------
                                                                                              8,232,366
             HEALTH CARE  9.3%
    40,000   Baxter International Inc.                                                        1,040,000
    25,000   Bristol-Myers Squibb Company                                                       678,750
    18,000   Merck & Co.                                                                      1,089,900
    40,000   Pfizer Inc.                                                                      1,366,000
    20,000   Wyeth                                                                              911,000
                                                                                           ------------
                                                                                              5,085,650
             TECHNOLOGY  5.5%
    50,000   Corning Inc. *                                                                     369,500
    10,000   eFunds Corp. *                                                                     115,300
    12,000   Emerson Electric Co.                                                               613,200
    35,000   Honeywell International Inc.                                                       939,750
    12,000   International Business Machines Corporation                                        990,000
                                                                                           ------------
                                                                                              3,027,750
             TRANSPORTATION  0.2%
     6,000   Delta Air Lines, Inc.                                                               88,080
                                                                                           ------------

  NUMBER                                                                                   MARKET VALUE
OF SHARES                                SECURITY DESCRIPTION                               (NOTE 2a.)
----------   ---------------------------------------------------------------------------   ------------
             COMMON STOCK (CONTINUED)

             UTILITIES  3.1%
    20,000   Qwest Communications  *                                                       $     95,600
    25,000   Verizon Communications                                                             986,250
    40,000   Xcel Energy Inc.                                                                   601,600
                                                                                           ------------
                                                                                              1,683,450

             TOTAL COMMON STOCK  62.2%                                                       34,061,868
             (cost $19,537,992)

             SHORT TERM INVESTMENTS  5.9%
 3,256,143   First American Prime Obligations Fund, Class I                                   3,256,143
                                                                                           ------------
             TOTAL SHORT TERM INVESTMENTS  5.9%                                               3,256,143
                                                                                           ------------
             (cost $3,256,143)

             TOTAL INVESTMENTS  99.9%                                                        54,728,791
                                                                                           ------------
             (cost $38,821,656)

             OTHER ASSETS AND LIABILITIES (NET)  0.1%                                            32,841
                                                                                           ------------

                NET ASSETS:
                Capital stock                                                              $    111,060
                Additional paid-in capital                                                   38,440,215
                Accumulated undistributed net investment income                                  56,093
                Accumulated undistributed net realized loss on investment transactions          247,129
                Net unrealized appreciation of investments                                   15,907,135
                                                                                           ------------

             TOTAL NET ASSETS  100%                                                        $ 54,761,632
                                                                                           ============
             (Net assets equal to $49.31 per share on 1,110,604 shares outstanding)

             CAPITAL STOCK  (par value $.10 a share)
             Shares authorized                                                               10,000,000
                                                                                           ============

*  Non income producing

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME
Income:
     Dividends                                                 $    372,139
     Interest                                                       569,427
                                                               ------------
   TOTAL INCOME                                                               $    941,566

Expenses:
     Investment management fees (NOTE 5)                            139,357
     Administrative fees                                             57,785
     Transfer agent fees                                              8,474
     Custodian fees                                                   5,332
     Legal and audit fees                                            13,136
     Other fees and expenses                                            536
                                                               ------------
   TOTAL EXPENSES                                                                  224,620
                                                                              ------------
   NET INVESTMENT INCOME                                                           716,946

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4)
     Net realized gain on investments sold                          274,214
     Unrealized appreciation of investments                       4,054,373
                                                               ------------
   NET GAIN ON INVESTMENTS                                                       4,328,587
                                                                              ------------

   INCREASE IN NET ASSETS FROM OPERATIONS                                     $  5,045,533
                                                                              ============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                            06/30/03         YEAR ENDED
                                                                           (UNAUDITED)        12/31/02
OPERATIONS
   Net investment income                                                 $      716,946    $    1,319,540
   Net realized gains (losses) on investments sold                              274,214           (25,898)
   Unrealized appreciation(depreciation) of investments                       4,054,373        (4,042,206)
                                                                         --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                             5,045,533        (2,748,564)

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                  (670,908)       (1,311,937)
                                                                         --------------    --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (670,908)       (1,311,937)

CAPITAL STOCK TRANSACTIONS
   Proceeds from shares sold                                                  8,333,329         8,870,226
   Reinvestment of distributions from net investment
     income and net realized gains                                              571,217         1,109,463
   Cost of shares redeemed                                                   (1,779,006)       (4,694,676)
                                                                         --------------    --------------
INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS                        7,125,540         5,285,013
                                                                         --------------    --------------
TOTAL INCREASE IN NET ASSETS                                                 11,500,165         1,224,512

NET ASSETS
   Beginning of year                                                         43,261,467        42,036,955
                                                                         --------------    --------------
   End of period (including accumulated undistributed
     net investment income of $56,093 and $10,055, respectively)
                                                                         $   54,761,632    $   43,261,467
                                                                         ==============    ==============
CHANGES IN CAPITAL STOCK
   Shares sold                                                                  176,719           189,255
   Shares issued for reinvested distributions                                    12,169            24,047
   Shares redeemed                                                              (37,625)          (99,573)
                                                                         --------------    --------------

NET INCREASE  IN SHARES                                                         151,263           113,729
                                                                         ==============    ==============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

Note 1  --      The Fund is registered under the Investment Company Act of
                1940 (as amended) as a diversified, no-load, open-end management investment company. The investment objective of the Fund is to provide regular current income, the potential for capital appreciation, and a moderate level of volatility by investing in a diversified list of securities, including bonds, preferred stocks, common stocks and other securities convertible into common stock.

Note 2  --      Significant accounting polices of the Fund are as follows:

                  (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. Equity securities reported on the NASDAQ national market system use the NASDAQ Official Closing Price (NOCP), as approved by the SEC on March 18, 2003. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost.

                  (b) Security transactions are recorded on the date which
                      securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including premium amortization and discount accretion, is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

                  (c) The Fund is a "regulated investment company" as defined in
                      Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

                  (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3  --      Purchases and sales of investment securities, excluding
                government and short-term securities, during the six months ended June 30, 2003 aggregated $7,437,969 and $931,188, respectively.

Note 4  --      Net unrealized appreciation on investments for federal income tax purposes aggregated $15,907,135, of which $16,727,273
                related to appreciated investment securities and $820,139 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $38,821,656.
                There is no difference between the book basis and tax basis
                (estimated) of dividends paid during the six-month period ended
                June 30, 2003. For federal income tax purposes, the components of distributable income as of December 31, 2002 were:

                Accumulated undistributed net investment income                      $       10,055
                Accumulated undistributed net realized loss on investment                   (27,085)
                Net unrealized appreciation of investments                               11,852,762
                                                                                     --------------
                                                                                     $   11,835,732

Note 5  --      The investment management fees were paid to Mairs and Power,
                Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser.
                Investment management fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The management fee is computed each month at an annual rate of .60% based on the Fund's average daily net assets. At June 30, 2003, the amount payable by the Fund to Mairs and Power, Inc. was $26,872. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling
                $2,800 in 2003. No compensation was paid to any other director or officer of the Fund.

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                     PER SHARE
                                              --------------------------------------------------------
                                                             DISTRIBU-                   PERFORMANCE
                                                             TIONS OF      DIVIDENDS        OF AN
                   SHARES                                    REALIZED       FROM NET       ASSUMED
                    OUT-         TOTAL NET    NET ASSET     SECURITIES     INVESTMENT     INVESTMENT
    DATES         STANDING        ASSETS        VALUE         GAINS          INCOME      OF $10,000*
-------------   ------------   ------------   ---------   --------------   ----------   --------------
Dec. 31, 1979       113,790    $  1,644,853     $ 14.46       $ 0.30         $ 1.10        $  11,066
Dec. 31, 1980       129,196    $  1,969,896     $ 15.25       $ 0.21         $ 1.25        $  12,874
Dec. 31, 1981       132,236    $  1,928,460     $ 14.59            -         $ 1.21        $  13,338
Dec. 31, 1982       135,050    $  2,274,421     $ 16.84       $ 0.33         $ 1.25        $  17,145
Dec. 31, 1983       155,828    $  2,907,432     $ 18.66            -         $ 1.28        $  20,351
Dec. 31, 1984       155,810    $  2,729,570     $ 17.52       $ 0.45         $ 1.28        $  21,084
Dec. 31, 1985       183,348    $  3,837,245     $ 20.93       $ 0.35         $ 1.13        $  27,215
Dec. 31, 1986       253,724    $  5,395,111     $ 21.27       $ 1.87         $ 0.98        $  31,393
Dec. 31, 1987       295,434    $  5,772,298     $ 19.54       $ 1.09         $ 1.06        $  31,932
Dec. 31, 1988       317,426    $  6,569,555     $ 20.70       $ 0.42         $ 1.12        $  36,371
Dec. 31, 1989       344,486    $  7,886,058     $ 22.89       $ 0.33         $ 1.08        $  42,796
Dec. 31, 1990       366,158    $  8,075,488     $ 22.06       $ 0.07         $ 1.07        $  43,377
Dec. 31, 1991       400,276    $ 10,676,264     $ 26.67            -         $ 1.00        $  54,603
Dec. 31, 1992       428,672    $ 11,535,822     $ 26.91       $ 0.30         $ 1.00        $  57,802
Dec. 31, 1993       476,860    $ 13,441,576     $ 28.19       $ 0.63         $ 0.99        $  64,072
Dec. 31, 1994       494,968    $ 12,972,976     $ 26.21       $ 0.37         $ 1.03        $  62,737
Dec. 31, 1995       519,272    $ 16,978,753     $ 32.70       $ 0.28         $ 1.02        $  81,582
Dec. 31, 1996       558,234    $ 20,565,014     $ 36.84       $ 0.54         $ 1.10        $  96,211
Dec. 31, 1997       632,540    $ 28,789,593     $ 45.52       $ 0.35         $ 1.19        $ 123,173
Dec. 31, 1998       766,420    $ 38,355,609     $ 50.05       $ 0.60         $ 1.24        $ 140,615
Dec. 31, 1999       810,184    $ 40,610,878     $ 50.13       $ 0.81         $ 1.39        $ 147,091
Dec. 31, 2000       797,699    $ 41,369,866     $ 51.86       $ 4.92         $ 1.58        $ 171,431
Dec. 31, 2001       845,613    $ 42,036,955     $ 49.71            -         $ 1.45        $ 169,257
Dec. 31, 2002       959,342    $ 43,261,467     $ 45.09            -         $ 1.45        $ 158,397
Jun. 30, 2003     1,110,604    $ 54,761,632     $ 49.31            -         $ 0.65        $ 175,637

       * ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONSFOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1979.

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

 This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED JUNE 30, 2003)
                                 ARE AS FOLLOWS:

   1 YEAR: +7.1%               5 YEARS: +5.5%                 10 YEARS: +10.9%

THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND
  PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

DIRECTORS AND OFFICERS

Information pertaining to the Directors and Officers of Mairs and Power Balanced Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                             POSITION(S)                                                      NUMBER OF
                             HELD WITH                                                        PORTFOLIOS IN   OTHER
                             FUND AND                                                         FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST FIVE      OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)     YEARS                                         DIRECTOR        TRUSTEE
--------------------------   ----------------   -------------------------------------------   -------------   ---------------
                                     INTERESTED PRINCIPAL OFFICER WHO IS A DIRECTOR

William B. Frels (63)        President and      -   President and Treasurer of the                   2              N/A
                             Director since         Investment Adviser
                             1992

                                   INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Peter G. Robb (54)           Vice President     -   Vice President and Secretary of the             N/A             N/A
                             since 1994             Investment Adviser

Jon A. Theobald (57)         Secretary since    -   Executive Vice President and Chief              N/A             N/A
                             2003                   Administrative Officer of the
                                                    Investment Adviser (2002 to present);
                                                -   Senior Vice President, U.S. Trust
                                                    Company (2001 - 2002);
                                                -   Executive Vice President, Resource
                                                    Trust Company (1996 - 2001).

Lisa J. Hartzell (58)        Treasurer since    -   Manager of Mutual Fund Services of the          N/A             N/A
                             1996                   Investment Adviser

                                              DISINTERESTED DIRECTORS

Charlton Dietz (72)          Director since     -   Retired Senior Vice President, Legal             2              N/A
30 Seventh Street East       1997                   Affairs and General Counsel, Minnesota
Suite 3050                                          Mining and Manufacturing Company
St. Paul, MN 55101

Norbert J. Conzemius (61)    Director since     -   Retired Chief Executive Officer, Road            2              N/A
                             2000                   Rescue Incorporated

                             POSITION(S)                                                      NUMBER OF
                             HELD WITH                                                        PORTFOLIOS IN   OTHER
                             FUND AND                                                         FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST FIVE      OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)     YEARS                                         DIRECTOR        TRUSTEE
--------------------------   ----------------   -------------------------------------------   -------------   ---------------
                                           DISINTERESTED DIRECTORS (continued)

Charles M. Osborne (50)      Director since     -   Chief Financial Officer, University of           2              N/A
                             2001                   Minnesota Foundation (2000 to present);
                                                -   Executive Vice President and Chief
                                                    Financial Officer, 21 North Main, Inc.
                                                    (2000);
                                                -   Partner, Gateway Alliance
                                                    (1999-present);
                                                -   Director, Northstar Photonics
                                                    (1999-present);
                                                -   Chief Financial Officer (1998), Vice
                                                    President and General Manager, MN
                                                    (1999), Vice President Corporate Human
                                                    Resources, IA (2000), McLeod
                                                    USA/Ovation Communications.

                                   INTERESTED DIRECTOR WHO IS NOT A PRINCIPAL OFFICER

Edward C. Stringer (68)      Director since     -   Shareholder (2002 - present), Briggs             2              N/A
2200 First National Bank     2002                   and Morgan, P.A.
Building                                        -   Associate Justice, State of Minnesota
St. Paul, MN 55101                                  Supreme Court (1994-2002).

(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                       MAIRS AND POWER BALANCED FUND, INC.


                               INVESTMENT ADVISER

                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                           Saint Paul, Minnesota 55101


                                    CUSTODIAN

                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                               INDEPENDENT AUDITOR

                               Ernst & Young, LLP
                                   Suite 1400
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402


              FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES

                        Call 1-800-304-7404 or write to:

       (REGULAR MAIL ADDRESS)                (OVERNIGHT OR EXPRESS MAIL ADDRESS)
       ----------------------                ----------------------------------
   Mairs and Power Balanced Fund                Mairs and Power Balanced Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
      615 East Michigan Street                            3rd Floor
           P. O. Box 701                           615 East Michigan Street
  Milwaukee, Wisconsin 53201-0701                 Milwaukee, Wisconsin 53202


For Fund literature and information, you can also visit the Fund's web site at:
                              www.mairsandpower.com

                                 MAIRS AND POWER
                                  BALANCED FUND

Item 2.        Code of Ethics.

               Not applicable to semi-annual report.


Item 3.        Audit Committee Financial Expert

               Not applicable to semi-annual report.


Item 4.        Principal Accountant Fees and Services

               Not applicable to semi-annual report.


Item 5.        Audit Committee of Listed Registrant

               Not applicable to semi-annual report.


Item 6.        Reserved


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

               Not applicable to registrant.


Item 8.        Reserved


Item 9.        Controls and Procedures

               a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

               b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.       Exhibits

               (a)  Code of Ethics

                    Not applicable to semi-annual report.

               (b) Certifications required by Rule 30a-2(a). under the Investment Company Act of 1940.

                    Attached as exhibits 10(b).1 and 10(b).2 to this form.

               (c)  Certifications required by 18 U.S.C. 1350.

                    Attached as exhibit 10(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)            MAIRS AND POWER BALANCED FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)

*        /s/ William B. Frels
--------------------------------------------------------------------------------
         WILLIAM B. FRELS, PRESIDENT


Date          September 5, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*        /s/ William B. Frels
--------------------------------------------------------------------------------
         WILLIAM B. FRELS, PRESIDENT
         (PRINCIPAL EXECUTIVE OFFICER)

Date          September 5, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)

*        /s/ Lisa J. Hartzell
--------------------------------------------------------------------------------
         LISA J. HARTZELL, TREASURER
         (PRINCIPAL FINANCIAL OFFICER)

Date          September 5, 2003
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.